Financial instruments (Details 1) - SEK (kr) kr in Thousands	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Liabilities to credit institutions	kr 16,240
Long-term	12,180
Long-term	4,060
Loans and borrowings	kr 16,240